Operating leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total operating lease, right of use asset	$ 4,499	$ 10,561
Current portion of operating lease obligations	3,807	6,358
Non-current portion of operating lease obligations	510	3,969
Present value of lease liabilities	4,317	10,327
Total foreign exchange gain / (loss) on operating leases	(52)	(2)	$ 72
Time charters [Member]
Total operating lease, right of use asset	3,492	9,568
Current portion of operating lease obligations	3,492	6,076
Non-current portion of operating lease obligations		3,492
Sublease Income	43,600	31,000
Office Space [Member]
Total operating lease, right of use asset	1,007	993
Current portion of operating lease obligations	315	282
Non-current portion of operating lease obligations	$ 510	$ 477